Fair value measurement - Certain Items on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Increase (Decrease) In Fair Value Of Loans Measured On Nonrecurring Basis Based On Fair Value Of Underlying Collateral	$ (1)	$ (1)
Assets measured at fair value on a recurring basis | Non-agency RMBS | Origination in 2004 and Earlier, 2005, 2006 and 2007 through 2019
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	640	832
Non-agency RMBS | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,233	$ 1,325
Non-agency RMBS | Assets measured at fair value on a recurring basis | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	25.00%	9.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	9.00%	11.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	5.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	63.00%	75.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007-2019
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 464	$ 315
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007-2019 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	55.00%	15.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007-2019 | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	2.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007-2019 | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	3.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007-2019 | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	44.00%	80.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 291	$ 363
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006 | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	21.00%	19.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006 | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006 | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	79.00%	81.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 305	$ 396
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	9.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005 | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	1.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005 | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	8.00%	7.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005 | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	85.00%	83.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 173	$ 251
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	22.00%	16.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	24.00%	24.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	4.00%	11.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	50.00%	49.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2019 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,178	$ 1,464
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2019 | AAA/ AA- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	98.00%	96.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2019 | A/ A- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	4.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2019 | BBB/ BBB- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2019 | BB and lower | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 4,197	$ 2,878
Foreign covered bonds | Assets measured at fair value on a recurring basis | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,798	$ 1,524
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 984	$ 529
Foreign covered bonds | Assets measured at fair value on a recurring basis | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | UK | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | UK | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | UK | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 431	$ 333
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 357	$ 0
Foreign covered bonds | Assets measured at fair value on a recurring basis | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Germany | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Germany | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Germany | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Norway
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 287	$ 150
Foreign covered bonds | Assets measured at fair value on a recurring basis | Norway | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Norway | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Norway | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Norway | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 340	$ 342
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 12,646	$ 10,750
Sovereign Debt | Assets measured at fair value on a recurring basis | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	73.00%	72.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	6.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	21.00%	21.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	1.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 3,318	$ 2,153
Sovereign Debt | Assets measured at fair value on a recurring basis | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | UK | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | UK | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | UK | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,997	$ 1,826
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,453	$ 1,365
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	6.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	94.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,272	$ 1,548
Sovereign Debt | Assets measured at fair value on a recurring basis | France | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | France | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | France | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | France | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,260	$ 939
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 791	$ 875
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Singapore
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 742	$ 165
Sovereign Debt | Assets measured at fair value on a recurring basis | Singapore | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Singapore | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Singapore | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Singapore | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 411	$ 450
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 301	$ 625
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,101	$ 804
Sovereign Debt | Assets measured at fair value on a recurring basis | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	62.00%	87.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Other | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	26.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Other | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Other | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	12.00%	13.00%
Foreign government agencies | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,643	$ 1,161
Foreign government agencies | Assets measured at fair value on a recurring basis | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	95.00%	100.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,131	$ 401
Foreign government agencies | Assets measured at fair value on a recurring basis | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Germany | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Germany | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Germany | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 678	$ 461
Foreign government agencies | Assets measured at fair value on a recurring basis | Netherlands | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Netherlands | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Netherlands | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Netherlands | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 589	$ 114
Foreign government agencies | Assets measured at fair value on a recurring basis | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	78.00%	100.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Other | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	22.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Other | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Other | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Finland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 245	$ 185
Foreign government agencies | Assets measured at fair value on a recurring basis | Finland | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Finland | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Finland | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Assets measured at fair value on a recurring basis | Finland | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Carrying amount | Sovereign debt/sovereign guaranteed | Assets measured at fair value on a recurring basis | Sovereign debt/sovereign guaranteed | Brazil
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 134	$ 107